Receivables from Supply Chain Solutions	12 Months Ended
Dec. 31, 2024
Receivables from Supply Chain Solutions [Abstract]
RECEIVABLES FROM SUPPLY CHAIN SOLUTIONS

Note 7 — RECEIVABLES FROM SUPPLY CHAIN SOLUTIONS

As of December 31, 2024, and 2023, the balance of receivables from supply chain solutions amounted to $23,978,130 and $59,167,029, respectively. As of December 31, 2024, the Company used the credit impairment loss test for receivables from supply chain solutions for impairment testing.

Movement of the allowance for credit losses for receivables from supply chain solutions is as follows:

	December 31, 2024	December 31, 2023
Balance as of January 1	$2,323,289	$673,300
Provisions for credit losses	774,321	1,669,212
Changes due to foreign exchange	(63,467)	(19,223)
Balance as of December 31	$3,034,143	$2,323,289

.As of December 31, 2024, the Company provides for allowance for credit losses based on a credit impairment loss model, and the provision for allowance for credit losses is primarily a separate provision for bad debts for high-risk customers that the Company is suing or has completed the enforcement phase of a civil court settlement, of which $969,232 was added to the provision for credit losses, $194,911 was reversed due to recoveries.